                                                            File No. 333-108472
                                                                      811-21425

As filed with the Securities and Exchange Commission on April 23, 2012


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]


                      Pre-Effective Amendment No.                  [ ]


                      Post-Effective Amendment No. 19              [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                         [X]


                                Amendment No. 21                   [X]


                        (Check appropriate box or boxes)


                             PIONEER SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)


                     60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Series Trust I
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on [date] pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on [date] pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of April, 2012.

                                      PIONEER SERIES TRUST I




                                  By: /s/ Daniel K. Kingsbury
                                      ----------------------------
                                      Daniel K. Kingsbury
                                      Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities indicated below on April 23, 2012:


        Signature                               Title

        John F. Cogan, Jr.*                     Chairman of the Board,
        John F. Cogan, Jr.                      President (Principal Executive
                                                Officer) and Trustee


        Mark E. Bradley*                        Treasurer (Principal Financial
        Mark E. Bradley                         and Accounting Officer)


        David R. Bock*                          Trustee
        David R. Bock


        Mary K. Bush*                           Trustee
        Mary K. Bush


        Benjamin M. Friedman*                   Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*                  Trustee
        Margaret B. W. Graham



        /s/ Daniel K. Kingsbury                 Executive Vice President and
        Daniel K. Kingsbury                     Trustee


        Thomas J. Perna*                        Trustee
        Thomas J. Perna


        Marguerite A. Piret*                    Trustee
        Marguerite A. Piret



    By: /s/ Daniel K. Kingsbury                 Dated: April 23, 2012
        Daniel K. Kingsbury
        Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase